Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Net Loss	$ (7,045)	$ (5,237)
Other Comprehensive gain (loss)
Reporting currency translation gain (loss)	88	(106)
Total other comprehensive gain (loss)	88	(106)
Total comprehensive loss	$ (6,957)	$ (5,343)